1933 Act
                                                                    Rule 497(j)


                                   May 5, 2000


VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Phoenix Home Life Variable Accumulation Account
         Phoenix Home Life Mutual Insurance Company
         Registration No. 002-78020 and 811-3488

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A, B, and C) and Statement of Additional Information (Versions A, B, and C) that would have been filed under rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on May 1, 2000.

         Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.

                                   Very truly yours,


                                   /s/ Edwin L. Kerr
                                   ------------------------
                                   Edwin L. Kerr, Counsel
                                   Phoenix Home Life Mutual Insurance Company